PIMCO REALPATH Blend 2065 Fund Annual Fund Operating Expenses - PIMCO REALPATH Blend 2065 Fund	Jun. 30, 2026
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.14%	[2]
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.59%	[2]

[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.03%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses are 0.11% and 0.56% for Institutional Class and Class A shares, respectively.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.